Financial Instruments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Derivatives instruments not designated as hedging [Member]
Financial Instruments (Details) [Line Items]
Fair value of the derivative instruments not designated as hedging	$ 4
Open transactions for derivative instruments	15,379
Cash flow hedges [Member]
Financial Instruments (Details) [Line Items]
Open transactions for derivative instruments	412
Fair value of derivative instrument designated as hedging instrument	88
Other comprehensive income	$ 141
“Monte Carlo Simulation” [Member]
Financial Instruments (Details) [Line Items]
Adjusted discount rate	11.80%
Volatility rate	14.21%
Fair value total	$ 23,534